Financial instruments - Summary of Carrying Amount of Assets and Liabilities by Measurement Method (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Assets:
Total assets		¥ 3,020,544	¥ 22,435,594
Current assets		1,846,725	2,534,666
Non-current assets		1,173,819	19,900,928
Liabilities:
Total liabilities		4,131,847	10,964,623
Current liabilities		2,668,104	8,323,430
Non-current liabilities		1,463,743	2,641,193
Short-term borrowings [Member]
Liabilities:
Financial liabilities required to be measured at AC		51,183	1,843,959
Current portion of long-term debt [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	166,410	196,950
Trade Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		2,047,388	1,927,633
Other Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		139,010	123,454
Deposits from Customers In The Banking Business [Member]
Liabilities:
Financial liabilities required to be measured at AC	[2]		4,243,962
Long-term debt [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	824,393	1,557,867
Other financial liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		50,795	79,340
Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		70,216	154,526
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL		16,549	25,785
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		78,568	52,963
Deferred Consideration [Member]
Liabilities:
Financial liabilities required to be measured at AC	[3]	59,652	95,942
Investment Contract Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC			62,772
Lease liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	627,683	599,470
Trade receivables [member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[4]	1,806,487	1,923,433
Other Receivables [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[4]	12,071	12,364
Derivative assets [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		27,954	86,141
Housing Loans in The Banking Business [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")			3,763,261
Time Deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		4,473	6,179
Other Loans [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")			21,950
Security deposit [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		29,672	150,950
Non-current other receivables in the Pictures segment [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		90,816	104,943
Equity securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")			3,740,189
Financial assets designated to be measured at FVOCI			5,880
Equity securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		470,508	487,454
Financial assets designated to be measured at FVOCI		467,489	382,947
Other [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		87,499	70,514
Debt securities [member] | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")			521,054
Financial assets required to be measured at fair value through profit or loss ("FVPL")			1,394,539
Financial assets designated to be measured at FVPL			893,972
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")			8,849,130
Debt securities [member] | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		23,417	20,555
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		¥ 158	¥ 139

[1]	As described in Note 2 (5), “Lease liabilities,” which had previously been included within “Current portion of long-term debt” and “Long-term debt,” has increased in materiality and is presented separately from the fiscal year ended March 31, 2026. As a result of this change, “Current portion of long-term debt” of 90,495 million yen and “Long-term debt” of 508,975 million yen as of March 31, 2025 have been reclassified to “Lease liabilities” of 599,470 million yen.
[2]	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
[3]	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.
[4]	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.